SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-187767

Investment Company Act File No. 811-22821

Eaton Vance Floating-Rate Income Plus Fund

Name of Registrant

Two International Place, Boston, MA 02110

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby amends the Notification of Redemption of Securities filed with the Securities and Exchange Commission (the “Commission”) on May 17, 2021 (the “Original Notice”) to notify the Commission of a revision to the Original Notice as follows:

(2)	Date on Which the Securities are Anticipated to be Redeemed:
The Variable Rate Term Preferred Shares are expected to be redeemed on June 17, 2021.

Except as otherwise expressly amended herein, the terms of the Original Notice remain in full force and effect.

SIGNATURE

Pursuant to Rule 23c-2 under the Investment Company Act of 1940, as amended, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 16th day of June, 2021.

EATON VANCE FLOATING-RATE INCOME PLUS FUND

By: /s/ Maureen A. Gemma

Name: Maureen A. Gemma

Title: Secretary